Fair Value Measurements (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Assets:
Corporate bonds	$ 12,929	$ 12,276
Equity fund		230
Convertible bonds	1,209
Total financial assets	14,138	12,506
Liabilities:
Contingent consideration	1,333	3,088
Total financials liabilities	1,333	3,088
Fair value measurements using input type, Level 1 [Member]
Assets:
Corporate bonds
Equity fund		230
Convertible bonds
Total financial assets		230
Liabilities:
Contingent consideration
Total financials liabilities
Fair value measurements using input type, Level 2 [Member]
Assets:
Corporate bonds	12,929	12,276
Equity fund
Convertible bonds	1,209
Total financial assets	14,138	12,276
Liabilities:
Contingent consideration
Total financials liabilities
Fair value measurements using input type, Level 3 [Member]
Assets:
Corporate bonds
Equity fund
Convertible bonds
Total financial assets
Liabilities:
Contingent consideration	1,333	3,088
Total financials liabilities	$ 1,333	$ 3,088